Provision (Tables)	12 Months Ended
Dec. 31, 2020
Provision
Schedule of provision

	Provision	Provision
	for sales	for product	2020	2019
DKK thousand	rebates	returns	total	total
Provision at the beginning of the year	0	0	0	0
Addition due to acquisition cf note 29	4,343	2,626	6,969	0
Adjustments for the year	137,104	217	137,321	0
Utilization during the period	(102,521)	(1,245)	(103,766)	0
Reversal of provisions from
previous years	0	(1,184)	(1,184)	0
Currency translation adjustments	(2,493)	(175)	(2,668)	0
Provision at year-end	36,433	239	36,673	0